Note 12 - Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 07, 2018	Sep. 30, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Rent Expense, Total									$ 58,000	$ 56,398
Revenue from Contract with Customer, Including Assessed Tax			$ 1,345,595		$ 733,673		$ 2,158,650	$ 1,622,361	2,872,278	$ 3,141,360
Developer Commitments [Member]
Other Commitment, Total			419,818			$ 629,727	419,818		629,727
License Agreement with Cheetah Technology Corporation Limited [Member]
License Agreement, Upfront Payment Receivable	$ 500,000
License Agreement, Upfront Payment Received		$ 300,000		$ 200,000		300,000
License Agreement, Payment to Third Party Who Introduced the Company, Percentage of Payments Received by Company	6.50%
Revenue from Contract with Customer, Including Assessed Tax							226,565		182,815
Contract with Customer, Liability, Total			$ 273,435			$ 117,187	$ 273,435		$ 117,187
License Agreement, Term	4 years